Stockholders’ Deficit (Details) - Schedule of Warrants Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Schedule of Warrants Outstanding [Line Items]
Exercise Price		$ 3.06
Number Outstanding and Exercisable (in Shares)	2.88	3.41
Weighted Average Remaining Contractual Life (years)	240 years 9 months 7 days	3 years 5 months 23 days
Minimum [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise Price	$ 96,876	$ 6,697,801
Maximum [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise Price	$ 96,876